Share-Based Compensation - Narrative (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2012 Deferred Shares [Member] USD ($)	Dec. 31, 2012 Deferred Shares [Member] GBP (£)	Dec. 31, 2012 Share Options [Member] USD ($)	Dec. 31, 2011 Share Options [Member] USD ($)	Dec. 31, 2010 Share Options [Member] USD ($)	Dec. 31, 2012 Non-Executive Directors and Executive Officers [Member] Deferred Shares [Member]	Dec. 31, 2012 U.S. Employee Share Incentive Plan [Member]	Dec. 31, 2012 U.S. Non-Employee Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares which may be issued (in shares)												5,250,000	750,000
Vesting period						4 years	4 years	4 years			1 year
Vesting percentage per year						25.00%	25.00%	25.00%
Ordinary shares, par value (in pounds per share)				£ 0.05	£ 0.05		£ 0.05
Maximum share awards per day, percentage of ordinary share capital less number of outstanding unvested deferred shares or unexercised share options that may be awarded				15.00%
Maximum share awards per day, period of award of unvested shares and share options deducted from ordinary share capital	3 years
Estimated grant date fair value								$ 7,200,000	$ 11,600,000	$ 10,400,000
Dividends declared or paid	0
Dividends expected to be declared or paid	0
Recognized tax benefit	0	0	0
Unrecognized compensation cost						16,900,000		6,500,000
Adjustment to share-based compensation expense for conversion from IFRS to US GAAP		$ 10,500,000	$ 1,100,000
Weighted-average recognition period						1 year 8 months 12 days	1 year 8 months 12 days	1 year 3 months 18 days